Subsequent Events	9 Months Ended
Mar. 31, 2012
Subsequent Events [Abstract]
Subsequent Events
12.	Subsequent Events:

The Company received $8,661,250 for shares it issued pursuant to the private placement offering it closed on March 30, 2012.  As a result, the Company released 4,225,000 shares it held in escrow at March 31, 2012.